Goodwill and Intangible Assets - Summary of Finite Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,070,059	$ 2,069,768
Accumulated Amortization	(1,435,501)	(1,294,514)
Net Carrying Amount	634,558	775,254
Trademarks and brandnames [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	868,632	868,591
Accumulated Amortization	(545,597)	(525,358)
Net Carrying Amount	323,035	343,233
Acquired customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	692,863	693,863
Accumulated Amortization	(471,597)	(407,331)
Net Carrying Amount	221,266	286,532
Purchased Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	468,639	468,389
Accumulated Amortization	(392,013)	(338,635)
Net Carrying Amount	76,626	129,754
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	13,325	13,325
Accumulated Amortization	(12,894)	(12,390)
Net Carrying Amount	431	935
Acquired contracts, supplier and distributor agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,600	25,600
Accumulated Amortization	(13,400)	(10,800)
Net Carrying Amount	$ 13,200	$ 14,800